Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Company's Basic and Diluted Net Loss Per Share	The following table sets forth the computation of the Company basic and diluted net loss per share for the periods presented (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Numerator:
Net loss	$(25,864)	$(26,896)	$(45,497)	$(51,882)

Denominator
Weighted-average common shares outstanding, basic and diluted	21,808,064	13,939,366	19,751,933	13,931,419

Net loss per share attributable to common stockholders, basic and diluted	$(1.19)	$(1.93)	$(2.30)	$(3.72)

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the periods presented (in thousands, except share and per share amounts):

	Year Ended December 31,
	2025	2024
Numerator:
Net loss	$(100,607)	$(83,109)

Denominator
Weighted-average common shares outstanding, basic and diluted	13,935,769	12,848,484

Net loss per share attributable to common stockholders, basic and diluted	$(7.22)	$(6.47)

Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders
Obsidian Sub excluded the following shares from the computation of diluted net loss per share attributable to common stockholders during the three and six months ended June 30, 2026 and 2025 because including them would have had an anti-dilutive effect:

	For the Three and Six Months Ended June 30,
	2026	2025
Redeemable convertible preferred stock	207,952,902	215,038,192
Warrants to purchase Series A-1 redeemable convertible preferred stock	22,124	22,124
Options to purchase common stock	35,635,693	39,247,349

Total	243,610,719	254,307,665

The Company excluded the following shares from the computation of diluted net loss per share attributable to common stockholders’ during the year ended December 31, 2025, and 2024 because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2025	2024
Redeemable convertible preferred stock	215,038,192	215,038,192
Warrants to purchase Series A-1 redeemable convertible preferred stock	22,124	22,124
Options to purchase common stock	38,061,610	40,628,032

Total	253,121,926	255,688,348